Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q3PH

Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 7
Notes to Schedules of Investments 10

Templeton Institutional Funds
Schedule of Investments (unaudited), September 30, 2023
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 96.8%
Austria 1.2%
a
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 29,636 $ 875,207
DO & CO AG ................... Commercial Services & Supplies 11,114 1,219,621
2,094,828
Bahamas 1.6%
b
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 258,594 2,901,425
Belgium 2.5%
Barco NV ...................... Electronic Equipment, Instruments &
Components 130,567 2,533,137
a
Kinepolis Group NV .............. Entertainment 38,198 1,899,816
4,432,953
Brazil 3.2%
Camil Alimentos SA ............... Food Products 1,068,000 1,633,859
b
Dexco SA ...................... Paper & Forest Products 728,200 1,115,471
M Dias Branco SA ................ Food Products 135,700 986,158
Tres Tentos Agroindustrial SA ....... Food Products 451,800 1,150,465
Vivara Participacoes SA ........... Textiles, Apparel & Luxury Goods 172,100 919,611
5,805,564
Canada 3.9%
Canaccord Genuity Group, Inc. ...... Capital Markets 165,800 983,839
Canadian Western Bank ........... Banks 145,231 3,008,761
Computer Modelling Group Ltd. ...... Software 378,904 2,371,114
North West Co., Inc. (The) .......... Consumer Staples Distribution & Retail 29,200 735,213
7,098,927
China 1.6%
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 716,500 926,652
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 2,171,807 2,000,446
2,927,098
Denmark 0.7%
Matas A/S ...................... Specialty Retail 88,755 1,226,472
Finland 2.0%
Fiskars OYJ Abp ................. Household Durables 65,239 1,201,651
Huhtamaki OYJ .................. Containers & Packaging 74,133 2,437,057
3,638,708
France 0.3%
Kaufman & Broad SA ............. Household Durables 18,696 544,745
Germany 5.5%
a
Adesso SE ..................... IT Services 12,773 1,380,351
Gerresheimer AG ................ Life Sciences Tools & Services 22,341 2,340,806
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 59,089 1,493,180
b,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 99,612 1,225,291
Rational AG .................... Machinery 2,823 1,786,037
Stabilus SE ..................... Machinery 29,486 1,647,391
9,873,056
Greece 0.5%
JUMBO SA ..................... Specialty Retail 32,001 879,618

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Hong Kong 3.4%
Techtronic Industries Co. Ltd. ....... Machinery 257,500 $ 2,485,878
a
Value Partners Group Ltd. .......... Capital Markets 3,725,000 1,170,106
VTech Holdings Ltd. .............. Communications Equipment 417,800 2,499,820
6,155,804
India 1.0%
Exide Industries Ltd. .............. Automobile Components 603,254 1,889,606
Israel 1.1%
b
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 82,232 1,906,232
Italy 9.7%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 27,099 2,055,329
c
Carel Industries SpA, 144A, Reg S ... Building Products 60,298 1,443,198
Intercos SpA .................... Personal Care Products 135,107 1,834,003
Interpump Group SpA ............. Machinery 71,348 3,263,608
LU-VE SpA ..................... Building Products 34,546 788,876
Sanlorenzo SpA ................. Leisure Products 94,203 3,526,285
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 323,102 1,417,654
c
Technogym SpA, 144A, Reg S ...... Leisure Products 416,565 3,213,714
17,542,667
Japan 18.6%
Anicom Holdings, Inc. ............. Insurance 181,700 746,483
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 100,800 3,510,133
Bunka Shutter Co. Ltd. ............ Building Products 134,400 993,550
CKD Corp. ..................... Machinery 135,200 1,858,736
Glory Ltd. ...................... Machinery 47,200 941,034
Idec Corp. ...................... Electrical Equipment 78,700 1,560,453
IDOM, Inc. ..................... Specialty Retail 277,300 1,352,338
Kaneka Corp. ................... Chemicals 76,000 1,970,388
MEITEC Group Holdings, Inc. ....... Professional Services 157,700 2,852,148
Nichiha Corp. ................... Building Products 122,200 2,402,643
Nihon Parkerizing Co. Ltd. .......... Chemicals 65,700 485,456
Nissei ASB Machine Co. Ltd. ........ Machinery 51,200 1,556,168
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 111,500 1,383,913
Sato Holdings Corp. .............. Commercial Services & Supplies 121,400 1,713,165
Shima Seiki Manufacturing Ltd. ...... Machinery 141,000 1,684,753
Shoei Co. Ltd. ................... Automobile Components 55,400 847,572
Square Enix Holdings Co. Ltd. ....... Entertainment 18,700 640,784
TechnoPro Holdings, Inc. .......... Professional Services 119,300 2,592,869
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 133,700 1,474,479
Tsumura & Co. .................. Pharmaceuticals 111,500 2,070,469
Zojirushi Corp. .................. Household Durables 72,400 862,961
33,500,495
Netherlands 0.2%
Flow Traders Ltd. ................ Capital Markets 19,618 365,234
Norway 1.6%
TGS ASA ...................... Energy Equipment & Services 214,931 2,933,445
Philippines 1.1%
Century Pacific Food, Inc. .......... Food Products 4,134,700 2,044,279
Portugal 0.7%
a
Corticeira Amorim SGPS SA ........ Containers & Packaging 127,431 1,310,826

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 5.0%
BNK Financial Group, Inc. .......... Banks 192,492 $ 973,714
DGB Financial Group, Inc. .......... Banks 233,684 1,357,651
Hite Jinro Co. Ltd. ................ Beverages 77,120 1,075,419
i-SENS, Inc. .................... Health Care Equipment & Supplies 124,583 2,471,018
b
Jeisys Medical, Inc. ............... Health Care Equipment & Supplies 137,771 1,224,102
NongShim Co. Ltd. ............... Food Products 5,347 1,866,537
8,968,441
Sweden 4.0%
c
Dometic Group AB, 144A .......... Automobile Components 251,435 1,588,567
Electrolux Professional AB, B ....... Machinery 252,677 1,302,931
Granges AB .................... Metals & Mining 192,179 1,807,852
b
Tethys Oil AB ................... Oil, Gas & Consumable Fuels 144,590 725,126
c
Thule Group AB, 144A, Reg S ....... Leisure Products 67,215 1,758,155
7,182,631
Switzerland 5.0%
Bucher Industries AG ............. Machinery 6,744 2,572,511
Logitech International SA .......... Technology Hardware, Storage & Peripherals 17,487 1,205,554
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 20,736 2,617,618
Siegfried Holding AG .............. Life Sciences Tools & Services 3,044 2,599,817
8,995,500
Taiwan 9.6%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 548,037 1,964,629
Giant Manufacturing Co. Ltd. ........ Leisure Products 170,482 942,072
Johnson Health Tech Co. Ltd. ....... Leisure Products 641,000 1,496,913
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 1,451,000 3,424,469
Merida Industry Co. Ltd. ........... Leisure Products 243,000 1,317,857
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 246,000 1,582,885
Nien Made Enterprise Co. Ltd. ...... Household Durables 108,000 1,037,644
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 585,000 1,256,010
Shin Zu Shing Co. Ltd. ............ Machinery 395,000 983,013
Topkey Corp. ................... Leisure Products 172,000 890,227
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 408,000 2,438,336
17,334,055
Thailand 1.9%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 1,424,800 2,301,140
Major Cineplex Group PCL ......... Entertainment 2,853,500 1,088,767
3,389,907
United Kingdom 9.6%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 1,837,686 1,643,369
Greggs plc ..................... Hotels, Restaurants & Leisure 71,926 2,141,111
c
Ibstock plc, 144A, Reg S ........... Construction Materials 956,750 1,663,310
Johnson Service Group plc ......... Commercial Services & Supplies 642,905 1,061,524
Man Group plc .................. Capital Markets 1,040,436 2,827,696
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 56,098 1,491,982
Pagegroup plc .................. Professional Services 359,015 1,835,614
Rathbones Group plc ............. Capital Markets 102,636 2,173,205
Savills plc ...................... Real Estate Management & Development 89,736 947,531

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 13 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
b,c
Watches of Switzerland Group plc, 144A Specialty Retail 220,788 $ 1,437,780
17,223,122
United States 1.3%
Axis Capital Holdings Ltd. .......... Insurance 14,850 837,094
b
IMAX Corp. ..................... Entertainment 78,433 1,515,326
2,352,420
Total Common Stocks (Cost $138,189,433) .....................................
174,518,058
a
Management Investment Companies 2.6%
United States 2.6%
iShares MSCI EAFE Small-Cap ETF .. Capital Markets 82,675 4,668,657
Total Management Investment Companies (Cost $4,775,308) .....................
4,668,657
Warrants
a a a a a
Warrants 0.2%
Bahamas 0.2%
b
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 262,784 262,784
262,784
Total Warrants (Cost $221,371) ................................................
262,784
Total Long Term Investments (Cost $143,186,112) ...............................
179,449,499
Short Term Investments 0.5%
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 819,397 819,397
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$819,397) ...................................................................
819,397
a a a a a
Total Short Term Investments (Cost $819,397 ) ..................................
819,397
a a a
Total Investments (Cost $144,005,509) 100.1% ..................................
$180,268,896
Other Assets, less Liabilities (0.1)% ...........................................
(56,534)
Net Assets 100.0% ...........................................................
$180,212,362
a a a

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
A portion or all of the security is on loan at September 30, 2023.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $15,874,285, representing 8.8% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited), September 30, 2023
International Equity Series
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 96.3%
Belgium 1.4%
Anheuser-Busch InBev SA/NV ...... Beverages 46,247 $ 2,563,635
Canada 2.5%
GFL Environmental, Inc. ........... Commercial Services & Supplies 139,300 4,424,168
Chile 1.2%
Antofagasta plc .................. Metals & Mining 125,487 2,178,247
China 1.3%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 11,959 2,390,843
France 9.6%
Cie de Saint-Gobain SA ........... Building Products 44,662 2,672,912
Danone SA ..................... Food Products 56,726 3,128,731
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 118,551 7,794,283
Veolia Environnement SA .......... Multi-Utilities 128,118 3,703,226
17,299,152
Germany 12.7%
Bayer AG ...................... Pharmaceuticals 61,993 2,977,037
Continental AG .................. Automobile Components 29,726 2,088,512
Deutsche Boerse AG .............. Capital Markets 17,005 2,936,570
Deutsche Telekom AG ............. Diversified Telecommunication Services 320,687 6,726,671
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 51,920 2,232,037
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 71,067 2,353,681
SAP SE ....................... Software 26,793 3,467,976
22,782,484
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 76,040 1,840,810
Ireland 1.5%
Smurfit Kappa Group plc ........... Containers & Packaging 80,585 2,676,889
Japan 20.4%
Hitachi Ltd. ..................... Industrial Conglomerates 53,500 3,315,911
Honda Motor Co. Ltd. ............. Automobiles 399,300 4,492,154
Isuzu Motors Ltd. ................ Automobiles 255,700 3,214,669
KDDI Corp. ..................... Wireless Telecommunication Services 87,300 2,672,384
Mitsubishi Electric Corp. ........... Electrical Equipment 277,000 3,422,302
Nitori Holdings Co. Ltd. ............ Specialty Retail 20,600 2,296,884
Sony Group Corp. ................ Household Durables 35,900 2,935,842
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 73,600 2,161,420
Sumitomo Mitsui Financial Group, Inc. . Banks 128,100 6,293,257
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 119,300 3,698,008
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 15,900 2,171,890
36,674,721
Netherlands 6.9%
ING Groep NV .................. Banks 226,393 2,983,734
SBM Offshore NV ................ Energy Equipment & Services 119,984 1,572,921
Shell plc ....................... Oil, Gas & Consumable Fuels 249,298 7,900,658
12,457,313
South Korea 4.4%
KB Financial Group, Inc. ........... Banks 51,513 2,096,248
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 88,055 4,441,358
Shinhan Financial Group Co. Ltd. .... Banks 51,868 1,361,948
7,899,554

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Spain 1.6%
Redeia Corp. SA ................. Electric Utilities 180,941 $ 2,846,309
Switzerland 1.7%
Adecco Group AG ................ Professional Services 73,254 3,008,607
Taiwan 1.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 188,492 3,075,931
Thailand 0.8%
Kasikornbank PCL ............... Banks 400,600 1,375,632
United Kingdom 20.9%
AstraZeneca plc ................. Pharmaceuticals 27,730 3,740,041
BAE Systems plc ................ Aerospace & Defense 317,730 3,860,689
Barratt Developments plc .......... Household Durables 256,617 1,375,773
BP plc ......................... Oil, Gas & Consumable Fuels 1,223,294 7,884,627
Compass Group plc .............. Hotels, Restaurants & Leisure 92,210 2,244,355
HSBC Holdings plc ............... Banks 494,823 3,871,864
Lloyds Banking Group plc .......... Banks 7,913,750 4,252,458
Smith & Nephew plc .............. Health Care Equipment & Supplies 272,838 3,385,799
Standard Chartered plc ............ Banks 207,684 1,910,025
Unilever plc ..................... Personal Care Products 68,337 3,380,136
WH Smith plc ................... Specialty Retail 95,983 1,567,019
37,472,786
United States 6.7%
CRH plc ....................... Construction Materials 70,268 3,873,849
a
ICON plc ....................... Life Sciences Tools & Services 12,800 3,152,000
Sanofi SA ...................... Pharmaceuticals 45,712 4,908,106
11,933,955
Total Common Stocks (Cost $135,056,605) .....................................
172,901,036
a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $135,056,605) ...............................
172,901,036

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following futures contracts outstanding.
Short Term Investments 2.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.6%
United States 2.6%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 4,649,667 $ 4,649,667
Total Money Market Funds (Cost $4,649,667) ...................................
4,649,667
a a a a a
Total Short Term Investments (Cost $4,649,667 ) .................................
4,649,667
a a a
Total Investments (Cost $139,706,272) 98.9% ...................................
$177,550,703
Other Assets, less Liabilities 1.1% .............................................
1,955,906
Net Assets 100.0% ...........................................................
$179,506,609
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,041,500 12/15/23 $ (64,343)
Total Futures Contracts ...................................................................... $(64,343)
*
As of period end.

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S.GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds’ administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2023, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $4,656,168 $16,667,567 $(20,504,338) $— $— $819,397 819,397 $69,689
Total Affiliated Securities ... $4,656,168 $16,667,567 $(20,504,338) $— $— $819,397 $69,689
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $7,572,866 $42,350,618 $(45,273,817) $— $— $4,649,667 4,649,667 $126,963
Total Affiliated Securities ... $7,572,866 $42,350,618 $(45,273,817) $— $— $4,649,667 $126,963
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ 1,219,621 $ 875,207 $ — $ 2,094,828
Bahamas ............................. 2,901,425 — — 2,901,425
Belgium .............................. — 4,432,953 — 4,432,953
Brazil ................................ 5,805,564 — — 5,805,564
Canada .............................. 7,098,927 — — 7,098,927
China ............................... — 2,927,098 — 2,927,098
Denmark ............................. — 1,226,472 — 1,226,472
Finland .............................. — 3,638,708 — 3,638,708
France ............................... — 544,745 — 544,745
Germany ............................. 1,225,291 8,647,765 — 9,873,056
Greece .............................. 879,618 — — 879,618
Hong Kong ........................... — 6,155,804 — 6,155,804
India ................................ — 1,889,606 — 1,889,606
Israel ................................ 1,906,232 — — 1,906,232
Italy ................................. 2,622,879 14,919,788 — 17,542,667
Japan ............................... — 33,500,495 — 33,500,495
Netherlands ........................... 365,234 — — 365,234
Norway .............................. — 2,933,445 — 2,933,445
Philippines ............................ 2,044,279 — — 2,044,279
Portugal .............................. 1,310,826 — — 1,310,826
South Korea .......................... — 8,968,441 — 8,968,441
Sweden .............................. — 7,182,631 — 7,182,631
Switzerland ........................... 1,205,554 7,789,946 — 8,995,500
Taiwan ............................... — 17,334,055 — 17,334,055
Thailand ............................. — 3,389,907 — 3,389,907
United Kingdom ........................ 5,746,192 11,476,930 — 17,223,122
United States .......................... 2,352,420 — — 2,352,420
Management Investment Companies ......... 4,668,657 — — 4,668,657
Warrants .............................. 262,784 — — 262,784
Short Term Investments ................... 819,397 — — 819,397
Total Investments in Securities ........... $42,434,900 $137,833,996
a
$— $180,268,896
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 2,563,635 — 2,563,635
Canada .............................. 4,424,168 — — 4,424,168
Chile ................................ — 2,178,247 — 2,178,247
China ............................... 2,390,843 — — 2,390,843
France ............................... — 17,299,152 — 17,299,152
Germany ............................. — 22,782,484 — 22,782,484
Hungary ............................. 1,840,810 — — 1,840,810
Ireland ............................... — 2,676,889 — 2,676,889
Japan ............................... — 36,674,721 — 36,674,721
4. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Netherlands ........................... $ — $ 12,457,313 $ — $ 12,457,313
South Korea .......................... — 7,899,554 — 7,899,554
Spain ................................ — 2,846,309 — 2,846,309
Switzerland ........................... — 3,008,607 — 3,008,607
Taiwan ............................... — 3,075,931 — 3,075,931
Thailand ............................. — 1,375,632 — 1,375,632
United Kingdom ........................ — 37,472,786 — 37,472,786
United States .......................... 3,152,000 8,781,955 — 11,933,955
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 4,649,667 — — 4,649,667
Total Investments in Securities ........... $16,457,488 $161,093,215
c
$— $177,550,703
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 64,343 $ — $ — $ 64,343
Total Other Financial Instruments ......... $64,343 $— $— $64,343
a
Includes foreign securities valued at $137,833,996, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $161,093,215, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ETF
Exchange-Traded Fund
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.